Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000249635 [Member] | Kasikornbank PCL REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000249635 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249635 [Member] | Great Wall Motor Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249635 [Member] | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249635 [Member] | JD com Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249635 [Member] | Haier Smart Home Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249635 [Member] | Thai Union Group PCL Class F [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249635 [Member] | Amorepacific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249635 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249635 [Member] | Hiwin Technologies Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249635 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000249635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000249635 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000249635 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000249635 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000249635 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249635 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249635 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249635 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000249635 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000249635 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000249635 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000249635 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000249635 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249635 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000249635 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000249635 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000249635 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000249635 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249640 [Member] | U S Treasury Notes 4 38 05 15 34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000249640 [Member] | U S Treasury Bonds 4 50 02 15 44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249640 [Member] | U S Treasury Notes 4 50 11 30 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249640 [Member] | U S Treasury Notes 4 88 04 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249640 [Member] | U S Treasury Notes 4 63 04 30 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249640 [Member] | Freddie Mac Pool SD8267 5 00 11 01 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249640 [Member] | Fannie Mae Pool CB1384 2 50 08 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249640 [Member] | Fannie Mae Pool FM8787 2 50 10 01 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249640 [Member] | Ginnie Mae II Pool MA9017 5 50 07 20 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249640 [Member] | U S Treasury Notes 4 63 04 30 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249640 [Member] | U S Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000249640 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000249640 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000249640 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249640 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C000249645 [Member] | Barrow Hanley Floating Rate Fund 0 95 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000249645 [Member] | PROG Holdings Inc 6 00 11 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249645 [Member] | ILFC E Capital Trust I 6 57 12 21 65 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249645 [Member] | Burford Capital Global Finance LLC 9 25 07 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249645 [Member] | Howard Hughes The Corp 4 38 02 01 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249645 [Member] | Rithm Capital Corp 6 25 10 15 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249645 [Member] | United Natural Foods Inc 6 75 10 15 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249645 [Member] | Chemours The Co 4 63 11 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249645 [Member] | Mativ Holdings Inc 8 00 10 01 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249645 [Member] | Interface Inc 5 50 12 01 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249645 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.50%
C000249645 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249645 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249645 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000249648 [Member] | MH Sub I LLC 2023 May Incremental Term Loan 9 10 05 03 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249648 [Member] | TMS International Corp Term B 6 Loan 9 00 03 02 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249648 [Member] | BCPE Empire Holdings Inc Amendment No 5 Refinancing Term Loan 8 85 12 11 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249648 [Member] | Acrisure LLC 2024 Refinancing Term Loan 8 21 11 06 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249648 [Member] | Magnite Inc Term Loan B 8 60 02 06 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249648 [Member] | Ascensus Group Holdings Inc Initial Term Loan 8 46 08 02 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249648 [Member] | Global IID Parent LLC Term B Loan 9 37 12 16 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249648 [Member] | Mativ Holdings Inc Term B Loan 8 71 04 20 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249648 [Member] | LifePoint Health Inc 2024 Refinancing Term Loan 10 05 11 16 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249648 [Member] | Chemours The Co Tranche B 3 US Term Loan 8 35 08 18 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249648 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249648 [Member] | Foreign Issuer Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000249648 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000249648 [Member] | Warrant [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000249648 [Member] | Bank Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.40%
C000249651 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249651 [Member] | BWX Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000249651 [Member] | Air Products and Chemicals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249651 [Member] | Keurig Dr Pepper Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249651 [Member] | Fidelity National Information Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249651 [Member] | Carnival Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249651 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249651 [Member] | CACI International Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249651 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249651 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249651 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000249651 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000249651 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000249651 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249651 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249651 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000249651 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249651 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249651 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000249651 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000249651 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000249651 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249651 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	84.40%
C000249651 [Member] | IRELAND
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000249656 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249656 [Member] | Ping An Insurance Group Co of China Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249656 [Member] | JD com Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249656 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000249656 [Member] | Bizlink Holding Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249656 [Member] | Baidu Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249656 [Member] | PTT Exploration And Production PCL REG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249656 [Member] | UPL Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249656 [Member] | China Merchants Bank Co Ltd Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249656 [Member] | Axis Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249656 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000249656 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000249656 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000249656 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000249656 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000249656 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249656 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000249656 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000249656 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000249656 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249656 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249656 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000249656 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000249656 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000249656 [Member] | THAILAND
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000249656 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000249656 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000249656 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249656 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000249656 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249656 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249661 [Member] | Julius Baer Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249661 [Member] | Sanofi S A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249661 [Member] | TOTO Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249661 [Member] | Makita Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249661 [Member] | BASF S E [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249661 [Member] | United Overseas Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249661 [Member] | Standard Chartered PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249661 [Member] | Henkel AG And Co KGaA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | Smith And Nephew PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | Enel S p A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | All other countries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000249661 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000249661 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000249661 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249661 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000249661 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000249661 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000249661 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000249661 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249661 [Member] | All other industries less than 2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000249661 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000249661 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000249661 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000249661 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000249661 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000249661 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000249661 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000249661 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000249661 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000249661 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000249661 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249661 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249661 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.10%